Research, Development and Engineering Expenses, Net	6 Months Ended
Jun. 30, 2023
Research, Development and Engineering Expenses, Net [Abstract]
RESEARCH, DEVELOPMENT AND ENGINEERING EXPENSES, NET

NOTE 8 - RESEARCH, DEVELOPMENT AND ENGINEERING EXPENSES, NET:

	Six months ended June 30
	2023	2022
	USD in thousands

Total research, development and engineering expenses	1,758	2,730
Less – grants	(94)	(263)
	1,664	2,467